Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2016
Short-term borrowings
Schedule of short-term borrowings
	As of March 31, 2016	As of March 31, 2015
Royal Bank of Scotland	$—	$809
Other	460	524

Total	$460	$1,333